Movement in Inventories, Receivables. Payables and Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Movement in inventories, receivables. payables and provisions

	Inventories	Trade and other receivables	Trade and other payables	Provisions for liabilities	Total
	$m	$m	$m	$m	$m
At 1 January 2022	3,611	4,808	(6,409)	(1,416)	594
Translation adjustment	(122)	(183)	236	69	-
Arising on acquisition (note 30)	375	227	(195)	(19)	388
Disposals	(325)	(295)	214	(10)	(416)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	-	-	(14)	-	(14)
- paid during year	-	-	32	-	32
Deferred divestment consideration:
- received during year	-	(52)	-	-	(52)
Interest accruals and discount unwinding	-	19	(37)	(16)	(34)
Additions to leased mineral reserves	-	-	(10)	-	(10)
Increase/(decrease) in inventories, receivables, payables and provisions	655	209	(380)	34	518
At 31 December 2022	4,194	4,733	(6,563)	(1,358)	1,006

The equivalent disclosure for the prior years is as follows:

At 1 January 2021	3,117	4,411	(5,503)	(1,442)	583
Translation adjustment	(84)	(102)	147	37	(2)
Arising on acquisition (note 30)	157	191	(143)	(1)	204
Disposals	(22)	(20)	11	6	(25)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	-	-	(1)	-	(1)
- paid during year	-	-	33	-	33
Deferred divestment consideration:
- arising on disposals during year	-	1	-	-	1
- received during year	-	(120)	-	-	(120)
Shares to be acquired by CRH plc (Treasury Shares) (note 29)	-	-	(281)	-	(281)
Interest accruals and discount unwinding	-	11	(7)	(18)	(14)
Reclassification	4	-	(6)	-	(2)
Additions to leased mineral reserves	-	-	(10)	-	(10)
Increase/(decrease) in inventories, receivables, payables and provisions	439	436	(649)	2	228
At 31 December 2021	3,611	4,808	(6,409)	(1,416)	594

At 1 January 2020	3,080	4,587	(5,461)	(1,302)	904
Translation adjustment	71	107	(150)	(43)	(15)
Arising on acquisition (note 30)	23	47	(21)	-	49
Disposals	(14)	(37)	17	5	(29)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	-	-	(7)	-	(7)
- paid during year	-	-	54	-	54
Deferred divestment consideration:
- arising on disposals during year	-	14	-	-	14
- received during year	-	(123)	-	-	(123)
Interest accruals and discount unwinding	-	4	(24)	(21)	(41)
Reclassification	20	(11)	(22)	-	(13)
Additions to leased mineral reserves	-	-	(14)	-	(14)
(Decrease)/increase in inventories, receivables, payables and provisions	(63)	(177)	125	(81)	(196)
At 31 December 2020	3,117	4,411	(5,503)	(1,442)	583